SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Sep. 30, 2024	Dec. 31, 2023	Mar. 01, 2021
Accounting Policies [Abstract]
Operating lease term	12 months	12 months	3 years